Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Aug. 08, 2018	Aug. 07, 2018	Mar. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01				$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000				50,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01				$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000				100,000,000
Common stock, shares issued (in shares)	2,470,293	2,391,541				2,093,556
Common stock, shares outstanding (in shares)	2,470,293	2,391,541				2,093,556
Series A Preferred Stock
Preferred stock, shares authorized (in shares)		2,000,000
Preferred stock, shares issued (in shares)	0	0				0
Preferred stock, shares outstanding (in shares)	0	0				0
Series B Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 25	$ 0				$ 0
Preferred stock, shares issued (in shares)		8,120,000	8,120,000	8,120,000	8,120,000	0
Preferred stock, shares outstanding (in shares)	8,120,000	8,120,000				0